FAIR VALUE MEASUREMENTS (Schedule of Carrying Amount and Fair Value of Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 27,212	$ 25,249	$ 28,199
Interest-bearing deposits in other banks	30,211	21,865	41,849
Investment securities	459,504	456,525	466,419
Loans, net of allowance	605,091	578,361	555,819
Loans held-for-sale	1,303	3,098	4,678
Accrued interest receivable	5,183	5,011	5,021
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	5,684	5,684
Other real estate owned	5,948	6,826	8,580
Bank owned life insurance	22,572	22,466	21,958
Financial liabilities:
Deposits	986,987	969,520	966,396
Short-term borrowings	43,243	36,808	38,844
Other borrowings	51,086	49,638	50,211
Other liabilities	5,597	5,361	11,783
Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet arrangements	85,246	87,698	89,144
Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet arrangements	3,555	4,266	3,844
Level 1 [Member]
Financial assets:
Cash and cash equivalents	27,212	25,249	28,199
Interest-bearing deposits in other banks	30,211	21,865	41,849
Investment securities
Loans, net of allowance
Loans held-for-sale
Accrued interest receivable
Federal Reserve Bank and Federal Home Loan Bank Stock
Other real estate owned
Bank owned life insurance
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Other liabilities
Level 1 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet arrangements
Level 1 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet arrangements
Level 2 [Member]
Financial assets:
Cash and cash equivalents
Interest-bearing deposits in other banks
Investment securities	459,504	256,525	465,664
Loans, net of allowance	597,581	570,862	547,110
Loans held-for-sale	1,303	3,098	4,678
Accrued interest receivable	5,183	5,011	5,021
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	5,684	5,684
Other real estate owned
Bank owned life insurance	22,572	22,466	21,958
Financial liabilities:
Deposits	986,987	969,520	966,396
Short-term borrowings	43,243	36,808	38,844
Other borrowings	51,086	49,638	50,211
Other liabilities	5,597	5,361	11,783
Level 2 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet arrangements	85,246	87,698	89,144
Level 2 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet arrangements	3,555	4,266	3,844
Level 3 [Member]
Financial assets:
Cash and cash equivalents
Interest-bearing deposits in other banks
Investment securities			755
Loans, net of allowance	7,510	7,499	8,709
Loans held-for-sale
Accrued interest receivable
Federal Reserve Bank and Federal Home Loan Bank Stock
Other real estate owned	5,948	6,826	8,580
Bank owned life insurance
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Other liabilities
Level 3 [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet arrangements
Level 3 [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet arrangements
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	27,212	25,249	28,199
Interest-bearing deposits in other banks	30,211	21,865	41,849
Investment securities	459,504	456,525	466,419
Loans, net of allowance	589,060	572,418	541,497
Loans held-for-sale	1,303	3,098	4,678
Accrued interest receivable	5,183	5,011	5,021
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	5,684	5,684
Other real estate owned	5,948	6,826	8,580
Bank owned life insurance	22,572	22,466	21,958
Financial liabilities:
Deposits	986,051	968,530	964,839
Short-term borrowings	43,243	36,808	38,844
Other borrowings	50,790	51,167	48,719
Other liabilities	5,597	5,361	11,783
Carrying Amount [Member] | Commitments to Extend Credit [Member]
Financial liabilities:
Off-balance sheet arrangements	85,246	87,698	89,144
Carrying Amount [Member] | Standby Letters of Credit [Member]
Financial liabilities:
Off-balance sheet arrangements	$ 3,555	$ 4,266	$ 3,844